Label	Element	Value
Frontier Phocas Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier Phocas Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontier Phocas Small Cap Value Fund (the “Fund”) is long-term total investment return through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because Service Class shares are new, Additional Other Expenses are estimated based on other expenses for Institutional Class shares of the Fund for the fiscal year ended June 30, 2015.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  As of February 29, 2016, the largest market capitalization of a company in the Russell 2000® Value Index was $4.97 billion and the weighted average market capitalization was $1.63 billion.  For purposes of the 80% policy, net assets include any borrowings for investment purposes.

The Fund pursues its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial Corporation (“Phocas”), the Fund’s subadviser.  Phocas will typically invest in 80 to 120 companies with initial weightings between 0.50% to 1.50% of the Fund’s total assets in order to have broad industry representation and reduce individual security risk within the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Company Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Value Investing Risks.  The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.  Value stocks may never increase in price or pay dividends as anticipated by Phocas, or may decline even further if the market fails to recognize the company’s value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Sector Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to the Phocas Small Cap Value Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on October 8, 2010.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to October 8, 2010, is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor Fund, which was advised by Phocas, the current subadviser to the Fund.  The Predecessor Fund was subject to different expenses than the Service Class shares offered by this prospectus.  Accordingly, the performance for the Predecessor Fund may differ from that of the Fund.  The returns from October 8, 2010, through December 21, 2015, are for Institutional Class shares of the Fund.  Service Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes have different expenses.  The performance of Service Class shares typically would have been lower than Institutional Class shares because Service Class shares have higher expenses.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontiermutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

Returns for calendar years 2007-2009 and for the period from January 1, 2010, to October 7, 2010, reflect the performance of the Predecessor Fund.  Returns for the period from October 8, 2010, to October 31, 2012, reflect the performance of the Class L shares of the Fund.  Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

22.69% (3rd quarter, 2009)	(20.11)% (3rd quarter, 2011)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Frontier Phocas Small Cap Value Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.47%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.67%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006	[1]
Frontier Phocas Small Cap Value Fund | Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.54%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 444
Annual Return 2007	rr_AnnualReturn2007	(7.46%)
Annual Return 2008	rr_AnnualReturn2008	(24.68%)
Annual Return 2009	rr_AnnualReturn2009	24.29%
Annual Return 2010	rr_AnnualReturn2010	29.94%
Annual Return 2011	rr_AnnualReturn2011	(5.99%)
Annual Return 2012	rr_AnnualReturn2012	9.75%
Annual Return 2013	rr_AnnualReturn2013	45.63%
Annual Return 2014	rr_AnnualReturn2014	7.19%
Annual Return 2015	rr_AnnualReturn2015	(4.35%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.35%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.03%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.22%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006	[1]
Frontier Phocas Small Cap Value Fund | Service Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.78%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.27%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.76%	[1],[2]
Frontier Phocas Small Cap Value Fund | Service Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.04%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[1],[2]

[1]	Fund returns for the period from September 29, 2006 to October 7, 2010, reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010, to October 31, 2012, reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[2]	The Fund commenced operations on September 29, 2006.
[3]	Because Service Class shares are new, Additional Other Expenses are estimated based on other expenses for Institutional Class shares of the Fund for the fiscal year ended June 30, 2015.
[4]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets attributable to Service Class shares. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation described above and in place at the time of recoupment. The expense cap agreement will continue in effect until October 31, 2018, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.